Submission	Oct. 08, 2026
Submission [Line Items]
Central Index Key	0000028385
Registrant Name	DTE Electric Co
Registration File Number	333-298489
Form Type	SF-1
Submission Type	SF-1/A
Fee Exhibit Type	EX-FILING FEES